Financial assets and liabilities - Equity Price Exposures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (62)	$ (43)	$ (29)	$ (42)
Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (62)	$ (43)	$ (29)	$ (42)
Percentage of possible change in risk variable	5.00%		5.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact in net earnings	$ 15		$ 15
Forward contract | Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	$ 219		$ 219		$ 187